General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
General and Administrative Expenses

Note 11 - General and Administrative Expenses

	For the year ended December 31,
	2025	2024	2023
	U.S. dollars in thousands
Professional services	$2,075	$1,998	$1,486
Share-based compensation	878	364	962
Salaries and social benefits (*)	931	865	1,011
Insurance	289	309	511
Traveling abroad	219	134	164
Others	466	534	641
	$4,858	$4,204	$4,775

(*)	During 2025, 2024 and 2023, the Company paid to pension funds and to insurance companies an amount of $113 thousand, $115 thousand and $104 thousand which are included in the Company’s salary expenses under research and development and general and administrative expenses, respectively.